Shenkman Capital Short Duration High Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 86.80% (e)
AEROSPACE & DEFENSE - 2.57%
Howmet Aerospace, Inc. 5.125%, 10/01/2024	$3,073,000	$3,041,379
TransDigm, Inc.
6.25%, 03/15/2026 (c)	16,560,000	16,492,979
6.375%, 06/15/2026	10,860,000	10,731,793
TransDigm UK Holdings PLC 6.875%, 05/15/2026 (b)	5,796,000	5,749,467
Triumph Group, Inc. 9.00%, 03/15/2028 (c)	3,960,000	4,047,983
		40,063,601
AUTO RETAIL - 0.74%
Lithia Motors, Inc. 4.625%, 12/15/2027 (c)	5,910,000	5,526,264
Penske Automotive Group, Inc. 3.50%, 09/01/2025	6,370,000	6,059,820
		11,586,084
AUTOMOTIVE - 7.02%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (b)(c)	1,720,000	1,636,261
7.00%, 04/15/2028 (b)(c)	3,035,000	3,071,041
Allison Transmission, Inc. 4.75%, 10/01/2027 (c)	4,450,000	4,196,712
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	3,727,000	3,628,860
6.50%, 04/01/2027	7,332,000	6,965,348
Clarios Global, LP / Clarios U.S. Finance Co.
6.25%, 05/15/2026 (b)(c)	10,312,000	10,257,430
8.50%, 05/15/2027 (b)(c)	11,154,000	11,193,909
Dana Financing Luxembourg Sarl 5.75%, 04/15/2025 (b)(c)	3,796,000	3,744,868
Dana, Inc. 5.375%, 11/15/2027	2,584,000	2,450,072
Ford Motor Credit Co., LLC
3.664%, 09/08/2024	1,855,000	1,794,148
5.125%, 06/16/2025	6,215,000	6,047,291
3.375%, 11/13/2025	8,955,000	8,330,853
7.809% (3 Month SOFR + 2.95%), 03/06/2026 (a)	3,675,000	3,687,789
6.95%, 06/10/2026	4,283,000	4,311,396
2.70%, 08/10/2026	4,195,000	3,751,957
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	7,100,000	7,266,744
5.00%, 05/31/2026	7,622,000	7,459,698
IHO Verwaltungs GmbH 4.75% Cash or 6.00% PIK, 09/15/2026 (b)(c)(f)	3,135,000	2,895,141
Jaguar Land Rover Automotive PLC 7.75%, 10/15/2025 (b)(c)	5,576,000	5,604,003
Patrick Industries, Inc. 7.50%, 10/15/2027 (c)	5,009,000	4,850,716
ZF North America Capital, Inc.
4.75%, 04/29/2025 (c)	3,790,000	3,698,361
6.875%, 04/14/2028 (c)	2,625,000	2,661,475
		109,504,073
CHEMICALS - 3.32%
Avient Corp. 5.75%, 05/15/2025 (c)	10,971,000	10,848,598
Celanese U.S. Holdings, LLC 6.05%, 03/15/2025	6,012,000	5,989,632
Consolidated Energy Finance SA 6.50%, 05/15/2026 (b)(c)	890,000	838,292
INEOS Finance PLC 6.75%, 05/15/2028 (b)(c)	3,845,000	3,696,897
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026 (b)(c)	2,400,000	2,192,473
Methanex Corp. 4.25%, 12/01/2024 (b)	4,086,000	3,977,085
NOVA Chemicals Corp. 4.875%, 06/01/2024 (b)(c)	11,389,000	11,137,075
Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028 (c)	4,480,000	4,377,856
SCIL IV, LLC / SCIL, U.S.A. Holdings, LLC 5.375%, 11/01/2026 (c)	2,910,000	2,655,343
SPCM SA 3.125%, 03/15/2027 (b)(c)	2,617,000	2,349,289
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375%, 09/01/2025 (b)(c)	4,520,000	3,782,359
		51,844,899
COMMERCIAL SERVICES - 4.52%
Allied Universal Holdco, LLC / Allied Universal Finance Corp. 6.625%, 07/15/2026 (c)	5,840,000	5,549,239
Aramark Services, Inc.
5.00%, 04/01/2025 (c)	2,430,000	2,397,353
6.375%, 05/01/2025 (c)	26,095,000	26,092,341
Brink's Co. 5.50%, 07/15/2025 (c)	5,365,000	5,305,849
Camelot Finance SA 4.50%, 11/01/2026 (b)(c)	4,625,000	4,361,413
Garda World Security Corp.
9.50%, 11/01/2027 (b)(c)	2,814,000	2,722,048
7.75%, 02/15/2028 (b)(c)	1,420,000	1,411,041
Iron Mountain, Inc.
4.875%, 09/15/2027 (c)	8,125,000	7,686,708
7.00%, 02/15/2029 (c)	4,183,000	4,195,402
OPENLANE, Inc. 5.125%, 06/01/2025 (c)	5,758,000	5,649,555
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (c)	5,142,000	5,141,075
		70,512,024
CONSTRUCTION & ENGINEERING - 0.53%
Williams Scotsman International, Inc. 6.125%, 06/15/2025 (c)	8,333,000	8,280,672
CONSUMER NON-DISCRETIONARY - 0.28%
Spectrum Brands, Inc. 5.75%, 07/15/2025	4,324,000	4,324,022
ENVIRONMENTAL SERVICES - 2.17%
Clean Harbors, Inc. 4.875%, 07/15/2027 (c)	2,495,000	2,391,277
GFL Environmental, Inc.
4.25%, 06/01/2025 (b)(c)	9,493,000	9,170,120
3.75%, 08/01/2025 (b)(c)	5,850,000	5,571,017
5.125%, 12/15/2026 (b)(c)	1,055,000	1,018,800
Stericycle, Inc. 5.375%, 07/15/2024 (c)	15,956,000	15,764,154
		33,915,368
FINANCIALS: CONSUMER FINANCE - 3.20%
Ally Financial, Inc.
5.75%, 11/20/2025	3,022,000	2,911,684
7.10%, 11/15/2027	2,880,000	2,906,693
6.992% (6 Month SOFR + 3.26%), 06/13/2029 (a)	1,456,000	1,438,839
goeasy, Ltd.
5.375%, 12/01/2024 (b)(c)	5,709,000	5,543,497
4.375%, 05/01/2026 (b)(c)	1,945,000	1,775,864
Navient Corp.
7.25%, 09/25/2023	3,506,000	3,511,767
6.125%, 03/25/2024	10,300,000	10,228,711
5.875%, 10/25/2024	1,000,000	983,659
6.75%, 06/25/2025	1,755,000	1,727,095
OneMain Finance Corp.
8.25%, 10/01/2023	3,206,000	3,225,221
6.125%, 03/15/2024	6,050,000	6,035,038
6.875%, 03/15/2025	3,975,000	3,939,896
7.125%, 03/15/2026	2,000,000	1,966,844
SLM Corp. 3.125%, 11/02/2026	4,285,000	3,715,952
		49,910,760
FINANCIALS: DIVERSIFIED - 0.66%
Aircastle, Ltd.
4.125%, 05/01/2024 (b)	1,459,000	1,420,071
5.25%, 08/11/2025 (b)(c)	3,485,000	3,368,357
Macquarie Airfinance Holdings, Ltd. 8.375%, 05/01/2028 (b)(c)	1,800,000	1,824,354
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (c)	1,383,000	1,297,856
3.625%, 07/15/2026 (c)	2,809,000	2,420,809
		10,331,447
FINANCIALS: INSURANCE - 0.97%
Acrisure, LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025 (c)	3,832,000	3,714,417
10.125%, 08/01/2026 (c)	3,149,000	3,228,736
HUB International, Ltd. 7.00%, 05/01/2026 (c)	6,510,000	6,497,828
NFP Corp. 6.875%, 08/15/2028 (c)	1,910,000	1,661,002
		15,101,983
FINANCIALS: THRIFTS & MORTGAGES - 1.16%
Nationstar Mortgage Holdings, Inc. 6.00%, 01/15/2027 (c)	5,731,000	5,338,312
PennyMac Financial Services, Inc. 5.375%, 10/15/2025 (c)	7,700,000	7,284,624
Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/2026 (c)	2,272,000	2,013,117
United Wholesale Mortgage, LLC 5.50%, 11/15/2025 (c)	3,640,000	3,468,085
		18,104,138
FOOD & BEVERAGE - 0.31%
B&G Foods, Inc. 5.25%, 04/01/2025	1,773,000	1,695,036
Post Holdings, Inc. 5.75%, 03/01/2027 (c)	3,240,000	3,167,138
		4,862,174
HEALTHCARE: EQUIPMENT & SUPPLIES - 0.24%
Owens & Minor, Inc. 4.375%, 12/15/2024	3,870,000	3,758,027
HEALTHCARE: FACILITIES - 3.19%
Encompass Health Corp. 5.75%, 09/15/2025	1,885,000	1,870,136
Fresenius Medical Care U.S. Finance III, Inc. 1.875%, 12/01/2026 (c)	922,000	795,516
HCA, Inc.
7.50%, 12/15/2023	2,505,000	2,519,596
8.36%, 04/15/2024	3,846,000	3,908,771
5.375%, 02/01/2025	1,805,000	1,789,687
7.69%, 06/15/2025	658,000	676,336
7.58%, 09/15/2025	2,251,000	2,327,922
Legacy LifePoint Health, LLC 6.75%, 04/15/2025 (c)	4,396,000	4,060,981
ModivCare, Inc. 5.875%, 11/15/2025 (c)	3,520,000	3,264,047
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, 12/01/2026 (c)	7,896,000	6,606,374
Select Medical Corp. 6.25%, 08/15/2026 (c)	1,914,000	1,883,395
Surgery Center Holdings, Inc.
6.75%, 07/01/2025 (c)	5,013,000	5,013,746
10.00%, 04/15/2027 (c)	3,852,000	3,943,389
Tenet Healthcare Corp. 6.25%, 02/01/2027	11,271,000	11,165,970
		49,825,866
HEALTHCARE: LIFE SCIENCES - 0.87%
Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027 (c)	1,290,000	1,185,736
IQVIA, Inc. 5.00%, 10/15/2026 (c)	12,749,000	12,316,434
		13,502,170
HEALTHCARE: MANAGED HEALTH CARE - 1.56%
Verscend Escrow Corp. 9.75%, 08/15/2026 (c)	24,204,000	24,311,030
HEALTHCARE: PHARMACEUTICALS & BIOTECHNOLOGY - 1.25%
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (b)(c)	3,694,000	3,269,005
9.00%, 12/15/2025 (b)(c)	4,744,000	4,144,050
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/2023 (b)	663,000	662,147
6.00%, 04/15/2024 (b)	7,850,000	7,805,936
7.125%, 01/31/2025 (b)	2,400,000	2,434,550
3.15%, 10/01/2026 (b)	1,385,000	1,240,679
		19,556,367
HEALTHCARE: REITs - 0.57%
MPT Operating Partnership, LP / MPT Finance Corp. 5.25%, 08/01/2026	10,059,000	8,952,232
INDUSTRIAL MACHINERY - 1.68%
EnPro Industries, Inc. 5.75%, 10/15/2026	6,489,000	6,300,170
Hillenbrand, Inc. 5.75%, 06/15/2025	2,105,000	2,086,897
Regal Rexnord Corp. 6.05%, 02/15/2026 (c)	1,796,000	1,798,675
TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027 (c)	925,000	855,829
WESCO Distribution, Inc. 7.125%, 06/15/2025 (c)	15,029,000	15,199,775
		26,241,346
LEISURE: CASINOS & GAMING - 8.75%
Boyd Gaming Corp. 4.75%, 12/01/2027	1,600,000	1,517,475
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (c)	23,955,000	23,863,583
8.125%, 07/01/2027 (c)	5,050,000	5,172,235
Caesars Resort Collection, LLC / CRC Finco, Inc. 5.75%, 07/01/2025 (c)	11,045,000	11,185,293
Churchill Downs, Inc. 5.50%, 04/01/2027 (c)	7,285,000	7,011,570
International Game Technology PLC
6.50%, 02/15/2025 (b)(c)	4,529,000	4,533,076
4.125%, 04/15/2026 (b)(c)	9,769,000	9,285,923
6.25%, 01/15/2027 (b)(c)	4,505,000	4,492,161
MGM Resorts International
6.75%, 05/01/2025	19,830,000	19,895,974
5.75%, 06/15/2025	8,169,000	8,093,928
4.625%, 09/01/2026	1,425,000	1,345,083
5.50%, 04/15/2027	1,385,000	1,328,371
Scientific Games International, Inc.
8.625%, 07/01/2025 (c)	14,933,000	15,263,738
7.00%, 05/15/2028 (c)	1,090,000	1,084,584
VICI Properties, LP / VICI Note Co., Inc.
5.625%, 05/01/2024 (c)	7,810,000	7,767,978
3.50%, 02/15/2025 (c)	1,865,000	1,783,714
4.625%, 06/15/2025 (c)	5,805,000	5,614,278
4.50%, 09/01/2026 (c)	2,405,000	2,274,216
4.25%, 12/01/2026 (c)	5,240,000	4,907,200
		136,420,380
LEISURE: HOTELS - 7.19%
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 05/01/2025 (c)	12,871,000	12,766,762
5.375%, 04/15/2027	2,655,000	2,527,014
NCL Corp., Ltd.
3.625%, 12/15/2024 (b)(c)	1,150,000	1,105,805
5.875%, 02/15/2027 (b)(c)	1,000,000	974,615
8.375%, 02/01/2028 (b)(c)	1,305,000	1,364,745
Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer 7.50%, 06/01/2025 (c)	9,725,000	9,735,697
RHP Hotel Properties, LP / RHP Finance Corp.
4.75%, 10/15/2027	4,315,000	4,024,255
7.25%, 07/15/2028 (c)	1,623,000	1,643,093
RLJ Lodging Trust, LP 3.75%, 07/01/2026 (c)	7,642,000	7,018,413
Royal Caribbean Cruises, Ltd.
11.50%, 06/01/2025 (b)(c)	8,514,000	9,041,017
5.50%, 08/31/2026 (b)(c)	866,000	821,835
Sabre GLBL, Inc.
9.25%, 04/15/2025 (c)	778,000	726,361
7.375%, 09/01/2025 (c)	1,425,000	1,266,547
11.25%, 12/15/2027 (c)	2,082,000	1,765,796
Service Properties Trust
4.65%, 03/15/2024	1,230,000	1,211,215
4.35%, 10/01/2024	8,985,000	8,648,872
4.50%, 03/15/2025	490,000	463,540
7.50%, 09/15/2025	3,820,000	3,753,367
5.25%, 02/15/2026	2,210,000	2,007,288
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (c)	4,865,000	4,893,690
Travel + Leisure Co.
5.875%, 10/01/2025 (h)	3,498,000	3,505,661
6.625%, 07/31/2026 (c)	7,365,000	7,315,648
6.00%, 04/01/2027 (h)	1,085,000	1,054,186
TripAdvisor, Inc. 7.00%, 07/15/2025 (c)	12,192,000	12,202,948
Vail Resorts, Inc. 6.25%, 05/15/2025 (c)	12,287,000	12,312,742
		112,151,112
LEISURE: RESTAURANTS - 1.44%
1011778 B.C., ULC / New Red Finance, Inc. 5.75%, 04/15/2025 (b)(c)	4,685,000	4,682,030
CEC Entertainment, LLC 6.75%, 05/01/2026 (c)	4,609,000	4,403,534
Dave & Buster's, Inc. 7.625%, 11/01/2025 (c)	2,193,000	2,228,625
IRB Holding Corp. 7.00%, 06/15/2025 (c)	11,127,000	11,197,267
		22,511,456
MEDIA: BROADCASTING - 3.34%
AMC Networks, Inc. 4.75%, 08/01/2025	2,361,000	2,067,466
Graham Holdings Co. 5.75%, 06/01/2026 (c)	3,645,000	3,578,989
Gray Television, Inc. 5.875%, 07/15/2026 (c)	6,276,000	5,607,783
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (c)	4,478,000	4,013,808
5.00%, 08/01/2027 (c)	12,551,000	11,657,369
TEGNA, Inc. 4.75%, 03/15/2026 (c)	3,590,000	3,431,071
Univision Communications, Inc.
5.125%, 02/15/2025 (c)	15,151,000	14,848,889
6.625%, 06/01/2027 (c)	7,180,000	6,953,162
		52,158,537
MEDIA: CABLE & SATELLITE - 3.22%
C&W Senior Financing DAC 6.875%, 09/15/2027 (b)(c)	2,685,000	2,345,079
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (c)	17,381,000	16,962,941
5.125%, 05/01/2027 (c)	3,165,000	2,950,707
Connect Finco Sarl / Connect U.S. Finco, LLC 6.75%, 10/01/2026 (b)(c)	2,500,000	2,430,541
CSC Holdings, LLC 5.50%, 04/15/2027 (c)	5,300,000	4,417,655
DIRECTV Financing, LLC / DIRECTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027 (c)	4,474,000	4,056,284
DISH DBS Corp. 5.875%, 11/15/2024	3,955,000	3,464,281
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	1,435,000	1,340,738
6.625%, 08/01/2026	3,425,000	3,205,475
Viasat, Inc. 5.625%, 09/15/2025 (c)	5,732,000	5,558,894
Videotron, Ltd. 5.375%, 06/15/2024 (b)(c)	3,510,000	3,476,760
		50,209,355
MEDIA: DIVERSIFIED - 0.60%
Match Group Holdings II, LLC 5.00%, 12/15/2027 (c)	4,560,000	4,233,549
Outfront Media Capital, LLC / Outfront Media Capital Corp. 6.25%, 06/15/2025 (c)	5,200,000	5,186,426
		9,419,975
MEDIA: ENTERTAINMENT - 1.30%
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (c)	10,682,000	10,529,269
5.625%, 03/15/2026 (c)	9,423,000	9,217,244
6.50%, 05/15/2027 (c)	500,000	503,169
		20,249,682
METALS & MINING - 0.32%
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026 (c)	4,920,000	4,975,081
MIDSTREAM: STORAGE & TRANSPORT - 2.61%
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 7.875%, 05/15/2026 (c)	4,550,000	4,615,502
Buckeye Partners, LP
4.35%, 10/15/2024	3,460,000	3,359,314
4.125%, 03/01/2025 (c)	4,856,000	4,623,859
3.95%, 12/01/2026	1,139,000	1,029,707
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
5.75%, 04/01/2025	2,505,000	2,463,434
5.625%, 05/01/2027 (c)	1,799,000	1,707,251
EQM Midstream Partners, LP
6.00%, 07/01/2025 (c)	714,000	706,622
7.50%, 06/01/2027 (c)	3,695,000	3,734,174
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	1,280,000	1,261,323
6.25%, 05/15/2026	2,183,000	2,076,054
NuStar Logistics, LP 5.75%, 10/01/2025	3,385,000	3,303,463
Sunoco, LP / Sunoco Finance Corp. 6.00%, 04/15/2027	2,341,000	2,310,897
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 7.50%, 10/01/2025 (c)	2,630,000	2,627,515
Venture Global LNG, Inc. 8.125%, 06/01/2028 (c)	6,748,000	6,843,115
		40,662,230
PACKAGING - 3.20%
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc.
5.25%, 04/30/2025 (b)(c)	10,953,000	10,725,247
4.125%, 08/15/2026 (b)(c)	4,879,000	4,550,191
Ball Corp. 5.25%, 07/01/2025	3,480,000	3,438,710
Berry Global, Inc.
4.50%, 02/15/2026 (c)	1,500,000	1,430,067
4.875%, 07/15/2026 (c)	7,701,000	7,409,517
CANPACK SA / CANPACK U.S., LLC 3.125%, 11/01/2025 (b)(c)	1,604,000	1,469,553
LABL, Inc. 6.75%, 07/15/2026 (c)	6,916,000	6,806,181
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/2026 (c)	4,167,000	4,138,973
9.25%, 04/15/2027 (c)	2,100,000	1,940,516
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (c)	3,627,000	3,596,855
Sealed Air Corp.
5.125%, 12/01/2024 (c)	3,503,000	3,464,817
5.50%, 09/15/2025 (c)	205,000	201,978
4.00%, 12/01/2027 (c)	810,000	737,100
		49,909,705
REAL ESTATE: HOMEBUILDING - 0.39%
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024 (c)	3,455,000	3,432,197
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 06/15/2024	2,670,000	2,652,378
		6,084,575
REAL ESTATE: MANAGEMENT - 0.64%
Greystar Real Estate Partners, LLC 5.75%, 12/01/2025 (c)	3,880,000	3,792,374
Newmark Group, Inc. 6.125%, 11/15/2023	6,268,000	6,210,961
		10,003,335
RETAIL: FOOD & DRUG - 2.78%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC
3.25%, 03/15/2026 (c)	3,565,000	3,293,774
7.50%, 03/15/2026 (c)	11,764,000	11,973,987
6.50%, 02/15/2028 (c)	5,260,000	5,274,702
U.S. Foods, Inc. 6.25%, 04/15/2025 (c)	22,738,000	22,746,652
		43,289,115
RETAILING - 0.46%
Bath & Body Works, Inc. 9.375%, 07/01/2025 (c)	4,552,000	4,837,137
PetSmart, Inc. / PetSmart Finance Corp. 4.75%, 02/15/2028 (c)	2,439,000	2,256,532
		7,093,669
TECHNOLOGY HARDWARE - 1.12%
CDW, LLC / CDW Finance Corp. 4.125%, 05/01/2025	3,945,000	3,802,428
NCR Corp. 5.75%, 09/01/2027 (c)	4,940,000	4,945,390
Presidio Holdings, Inc. 8.25%, 02/01/2028 (c)	3,175,000	3,027,100
Sensata Technologies B.V. 5.625%, 11/01/2024 (b)(c)	4,445,000	4,415,217
Western Digital Corp. 4.75%, 02/15/2026	1,371,000	1,306,470
		17,496,605
TECHNOLOGY: SOFTWARE & SERVICES - 4.03%
Block, Inc. 2.75%, 06/01/2026	4,154,000	3,786,055
Boxer Parent Co., Inc.
7.125%, 10/02/2025 (c)	11,702,000	11,712,708
9.125%, 03/01/2026 (c)	2,982,000	2,972,025
Consensus Cloud Solutions, Inc. 6.00%, 10/15/2026 (c)	4,975,000	4,524,927
Gen Digital, Inc.
5.00%, 04/15/2025 (c)	18,275,000	17,914,953
6.75%, 09/30/2027 (c)	3,823,000	3,815,862
Go Daddy Operating Co., LLC / GD Finance Co., Inc. 5.25%, 12/01/2027 (c)	1,430,000	1,359,844
Open Text Corp. 6.90%, 12/01/2027 (b)(c)	4,485,000	4,571,202
PTC, Inc. 3.625%, 02/15/2025 (c)	7,085,000	6,849,697
Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/2026 (c)	5,656,000	5,309,712
		62,816,985
TELECOMMUNICATION SERVICES: DIVERSIFIED - 1.53%
Altice France SA 8.125%, 02/01/2027 (b)(c)	6,781,000	5,848,382
Cogent Communications Group, Inc. 3.50%, 05/01/2026 (c)	3,105,000	2,882,682
Iliad Holding SASU 6.50%, 10/15/2026 (b)(c)	7,353,000	6,946,947
Level 3 Financing, Inc. 3.40%, 03/01/2027 (c)	2,793,000	2,371,513
Northwest Fiber, LLC / Northwest Fiber Finance Sub, Inc. 4.75%, 04/30/2027 (c)	3,155,000	2,789,335
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC 10.50%, 02/15/2028 (c)	3,033,000	3,011,467
		23,850,326
TELECOMMUNICATION SERVICES: WIRELESS - 0.55%
Sprint Capital Corp. 6.875%, 11/15/2028	3,540,000	3,757,974
Sprint, LLC
7.125%, 06/15/2024	4,030,000	4,069,605
7.625%, 03/01/2026	660,000	686,192
		8,513,771
TRANSPORTATION - 2.47%
American Airlines, Inc. 11.75%, 07/15/2025 (c)	1,500,000	1,646,074
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd. 5.50%, 04/20/2026 (b)(c)	1,380,000	1,362,483
Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%, 06/20/2027 (c)	5,669,600	5,688,021
Uber Technologies, Inc.
7.50%, 05/15/2025 (c)	7,860,000	7,962,619
8.00%, 11/01/2026 (c)	13,705,000	13,983,157
7.50%, 09/15/2027 (c)	1,690,000	1,730,525
XPO Escrow Sub, LLC 7.50%, 11/15/2027 (c)	2,310,000	2,362,508
XPO, Inc. 6.25%, 06/01/2028 (c)	3,925,000	3,866,125
		38,601,512
UTILITIES: POWER - 2.48%
Calpine Corp. 5.25%, 06/01/2026 (c)	5,458,000	5,276,392
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (c)	8,158,000	7,986,146
4.25%, 09/15/2024 (c)	72,000	69,031
NRG Energy, Inc. 6.625%, 01/15/2027	5,815,000	5,774,757
Vistra Operations Co., LLC
5.50%, 09/01/2026 (c)	6,639,000	6,394,969
5.625%, 02/15/2027 (c)	10,641,000	10,207,530
5.00%, 07/31/2027 (c)	3,240,000	3,035,587
		38,744,412
UTILITIES: PROPANE - 1.57%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.50%, 05/20/2025	11,868,000	11,469,163
5.875%, 08/20/2026	4,030,000	3,793,555
5.75%, 05/20/2027	1,515,000	1,394,283
9.375%, 06/01/2028 (c)	4,881,000	4,961,829
Ferrellgas, LP / Ferrellgas Finance Corp. 5.375%, 04/01/2026 (c)	1,900,000	1,768,953
Suburban Propane Partners, LP/Suburban Energy Finance Corp. 5.875%, 03/01/2027	1,177,000	1,138,248
		24,526,031
TOTAL CORPORATE BONDS (Cost $1,385,446,207)		1,354,176,132

CONVERTIBLE BONDS - 0.75%
FOOD & BEVERAGE - 0.39%
Herbalife Nutrition, Ltd. 2.625%, 03/15/2024	6,205,000	6,025,055
TECHNOLOGY: SOFTWARE & SERVICES - 0.15%
DocuSign, Inc. 5.125%, 01/15/2024 (i)	2,440,000	2,372,990
TELECOMMUNICATION SERVICES: DIVERSIFIED - 0.21%
Liberty Latin America, Ltd. 2.00%, 07/15/2024	3,478,000	3,311,056
TOTAL CONVERTIBLE BONDS (Cost $11,574,684)		11,709,101

BANK LOANS - 8.32% (j)
AUTOMOTIVE - 0.31%
Thor Industries, Inc., Senior Secured First Lien Term Loan 8.217% (1 Month SOFR USD + 3.0%), 02/02/2026 (a)	4,846,661	4,853,470
CHEMICALS - 0.05%
Nouryon Finance B.V., Senior Secured First Lien Term Loan 8.068%, 10/01/2025 (a)(g)	745,824	746,663
COMMERCIAL SERVICES - 0.82%
Camelot U.S. Acquisition 1 Co.
Senior Secured First Lien Term Loan 8.217% (1 Month SOFR USD + 3.0%), 10/30/2026 (a)	753,340	753,152
Senior Secured First Lien Term Loan 8.217% (1 Month SOFR USD + 3.0%, 1.00% Floor), 10/30/2026 (a)	3,912,437	3,911,635
Dun & Bradstreet Corp., Senior Secured First Lien Term Loan 8.434% (1 Month SOFR USD + 3.25%), 02/06/2026 (a)	4,923,479	4,933,942
Garda World Security Corp., Senior Secured First Lien Term Loan 9.427% (1 Month SOFR USD + 4.25%), 10/30/2026 (a)	3,187,349	3,175,396
		12,774,125
CONSTRUCTION & ENGINEERING - 0.20%
Api Group DE, Inc., Senior Secured First Lien Term Loan 7.717% (1 Month SOFR USD + 2.5%), 10/01/2026 (a)	3,163,086	3,171,215
CONSUMER DISCRETIONARY - 0.22%
Wand NewCo 3, Inc.
Senior Secured First Lien Term Loan 2.996% (1 Month LIBOR USD + 2.75%), 02/05/2026 (a)	301,648	299,617
Senior Secured First Lien Term Loan 7.943% (1 Month LIBOR USD + 2.75%), 02/05/2026 (a)	3,104,823	3,083,912
		3,383,529
FINANCIALS: DIVERSIFIED - 0.20%
Castlelake Aviation One, LLC, Senior Secured First Lien Term Loan 8.302% (3 Month LIBOR USD + 2.75%, 0.50% Floor), 10/22/2026 (a)	3,092,401	3,083,077
FINANCIALS: INSURANCE - 0.61%
Acrisure, LLC, Senior Secured First Lien Term Loan 10.823% (3 Month SOFR USD + 5.75%, 1.00% Floor), 02/15/2027 (a)	3,637,575	3,669,404
Asurion, LLC, Senior Secured First Lien Term Loan 8.538% (3 Month LIBOR USD + 3.0%), 11/04/2024 (a)	3,549,050	3,549,902
NFP Corp, Senior Secured First Lien Term Loan 8.467% (1 Month SOFR USD + 3.25%), 02/15/2027 (a)	2,371,082	2,327,892
		9,547,198
HEALTHCARE: EQUIPMENT & SUPPLIES - 0.15%
Navicure, Inc., Senior Secured First Lien Term Loan 9.217% (1 Month SOFR USD + 4.0%), 10/22/2026 (a)	2,391,638	2,388,648
HEALTHCARE: FACILITIES - 0.45%
Select Medical Corp., Senior Secured First Lien Term Loan 7.753% (1 Month SOFR USD + 2.5%), 03/06/2025 (a)	665,000	664,418
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan 8.896% (1 Month LIBOR USD + 3.75%, 0.75% Floor), 09/03/2026 (a)	6,405,258	6,404,522
		7,068,940
HEALTHCARE: MANAGED HEALTH CARE - 0.56%
Verscend Holding Corp., Senior Secured First Lien Term Loan 9.217% (1 Month SOFR USD + 4.0%), 08/27/2025 (a)	8,763,143	8,771,337
INDUSTRIAL MACHINERY - 0.18%
TK Elevator Midco GMBH, Senior Secured First Lien Term Loan 8.602% (6 Month LIBOR USD + 3.5%, 0.50% Floor), 07/30/2027 (a)	2,880,000	2,861,294
LEISURE: HOTELS - 0.02%
Sabre GLBL, Inc., Senior Secured First Lien Term Loan 10.202% (1 Month SOFR USD + 5.0%, 0.50% Floor), 06/30/2028 (a)	436,605	350,157
LEISURE: RESTAURANTS - 0.34%
IRB Holding Corp., Senior Secured First Lien Term Loan 8.202% (1 Month SOFR USD + 3.0%, 0.75% Floor), 12/15/2027 (a)	5,347,920	5,317,838
MEDIA: BROADCASTING - 0.20%
Univision Communications, Inc.
Senior Secured First Lien Term Loan 7.943% (1 Month LIBOR USD + 2.75%, 1.00% Floor), 03/15/2024 (a)	179,395	179,940
Senior Secured First Lien Term Loan 8.443%, 03/13/2026 (a)(g)	3,006,488	2,985,548
		3,165,488
MEDIA: CABLE & SATELLITE - 0.04%
DIRECTV Financing, LLC, Senior Secured First Lien Term Loan 10.217% (1 Month SOFR USD + 5.0%, 0.75% Floor), 08/02/2027 (a)	658,261	645,004
MEDIA: ENTERTAINMENT - 0.60%
UFC Holdings, LLC, Senior Secured First Lien Term Loan 8.05% (3 Month LIBOR USD + 2.75%, 0.75% Floor), 04/29/2026 (a)	2,360,777	2,360,930
William Morris Endeavor Entertainment, LLC
Senior Secured First Lien Term Loan 7.91% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	2,608,644	2,606,818
Senior Secured First Lien Term Loan 7.95% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	4,420,541	4,417,447
		9,385,195
TECHNOLOGY HARDWARE - 0.20%
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan 8.645% (3 Month SOFR USD + 3.5%), 01/22/2027 (a)	2,956,328	2,946,719
Senior Secured First Lien Term Loan 8.702% (1 Month SOFR USD + 3.5%), 01/22/2027 (a)	107,388	107,039
		3,053,758
TECHNOLOGY: SOFTWARE & SERVICES - 1.97%
Access CIG, LLC, Senior Secured First Lien Term Loan 8.939% (1 Month LIBOR USD + 3.75%), 02/27/2025 (a)	1,403,551	1,390,681
Boxer Parent Co., Inc., Senior Secured First Lien Term Loan 8.967% (1 Month SOFR USD + 3.75%), 10/02/2025 (a)	9,102,880	9,041,163
Open Text Corp., Senior Secured First Lien Term Loan 6.952% (1 Month SOFR USD + 1.75%), 05/30/2025 (a)	5,399,048	5,407,309
Optiv Security, Inc., Senior Secured First Lien Term Loan 10.338% (6 Month SOFR USD + 5.25%), 08/17/2026 (a)	2,146,950	2,050,788
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 9.20% (1 Month LIBOR USD + 4.0%), 04/26/2024 (a)	9,334,812	9,324,590
UKG, Inc.
Senior Secured First Lien Term Loan 8.895% (3 Month SOFR USD + 3.75%), 05/04/2026 (a)	3,131,865	3,094,298
Senior Secured First Lien Term Loan 9.877% (3 Month SOFR USD + 4.5%, 0.50% Floor), 05/04/2026 (a)	327,000	326,933
		30,635,762
TRANSPORTATION - 1.20%
AAdvantage Loyalty IP, Ltd., Senior Secured First Lien Term Loan 10.0% (3 Month LIBOR USD + 4.75%, 0.75% Floor), 04/20/2028 (a)	5,554,437	5,680,412
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan 9.477% (6 Month SOFR USD + 4.1783%, 0.75% Floor), 03/24/2026 (a)	985,877	985,438
Mileage Plus Holdings, LLC, Senior Secured First Lien Term Loan 10.764% (3 Month LIBOR USD + 5.25%, 1.00% Floor), 06/21/2027 (a)	3,967,145	4,128,310
PODS, LLC, Senior Secured First Lien Term Loan 8.217% (1 Month SOFR USD + 3.0%, 0.75% Floor), 03/31/2028 (a)	4,794,488	4,713,581
SkyMiles IP, Ltd., Senior Secured First Lien Term Loan 8.798% (3 Month SOFR USD + 3.75%, 1.00% Floor), 10/20/2027 (a)	3,029,494	3,150,674
		18,658,415
TOTAL BANK LOANS (Cost $128,785,795)		129,861,113
	Shares
MONEY MARKET FUND - 4.70%
First American Government Obligations Fund - Class X, 5.01% (d)	73,235,072	73,235,072
TOTAL MONEY MARKET FUND (Cost $73,235,072)		73,235,072

Total Investments (Cost $1,599,041,758) - 100.57%		1,568,981,418
Liabilities in Excess of Other Assets - (0.57%)		(8,924,679)
TOTAL NET ASSETS - 100.0%		$1,560,056,739

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of June 30, 2023.
(b)	U.S. traded security of a foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other
"qualified institutional buyers." As of June 30, 2023, the value of these investments was $1,016,864,056 or 65.18% of total net assets.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2023.
(e)	All or a portion is posted as collateral for delayed settlement securities.
(f)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(g)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(h)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter. The interest rates presented are the rates in effect as of June 30, 2023.
(i)	Zero-coupon security. Rate shown is the weighted average amortized yield as of June 30, 2023.
(j)
Rates for senior loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread.  Senior loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Short Duration High Income Fund
Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Shenkman Capital Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$1,354,176,132	$-	$1,354,176,132
Convertible Bonds	-	11,709,101	-	11,709,101
Bank Loans	-	129,861,113	-	129,861,113
Total Fixed Income	-	1,495,746,346	-	1,495,746,346
Money Market Fund	73,235,072	-	-	73,235,072
Total Investments	$73,235,072	$1,495,746,346	$-	$1,568,981,418

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.